Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

December 30, 2011

VIA EDGAR

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attn:           Mr. Kieran G. Brown

RE:	Post-Effective Amendment No. 92 to the Registration Statement on Form N-1A of DWS Balanced Fund (the “Fund”), a series of DWS Market Trust (the “Trust”); (Reg. Nos. 002-21789 and 811-01236)

To the Commission:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 92 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment relates solely to the Fund and does not relate to any other series of the Trust.

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”).  Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on March 1, 2012.  No fees are required in connection with this filing.

The Amendment contains disclosure reflecting prospective changes to the Fund’s investment objective and principal investment strategy and to the Fund’s name (from DWS Balanced Fund to DWS Global Income Builder Fund).  In addition, the disclosure reflects the prospective termination of QS Investors, LLC as a subadvisor and the termination of Deutsche Asset Management International GmbH as a subadvisor.

The Amendment has been electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information filed with the Commission on February 28, 2011 in Post-Effective Amendment No. 79 for the Fund.

Please direct any comments relating to the Amendment to the undersigned at 617-295-3357.

Very truly yours,

                    /s/Thomas Connors
Thomas Connors
Director and Senior Counsel
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder Price